Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade and Other Receivables
	2025 $’000	2024 $’000
Trade receivables	23,053	9,208
GST/QST receivable from taxation authorities	9,777	15,671
Other receivables – provisional pricing adjustments (1)	157	–
Other receivables	241	2,669
Total trade and other receivables (2)	33,228	27,548
Comprising:
Current	33,228	27,548
Non-current	–	–

(1)	Refer to Note 5 (a) for details on provisional pricing adjustments.
(2)	Net of allowances for expected credit losses of $1.7 million (2024: $1.9 million).